Marketable debt securities - Changes in financial liabilities at fair value (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	$ 1,299,114
Financial liabilities at end of period	1,644,023	$ 1,299,114
Marketable debt securities
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	114,457
Financial liabilities at end of period	132,117	114,457
Marketable debt securities | Financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	3,246	4,750
Issues	518	983
Redemptions	(2,380)	(2,914)
Changes in fair value recognized in profit or loss	(21)	427
Financial liabilities at end of period	1,363	3,246
Structured bank bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	4,797
Financial liabilities at end of period	2,139	4,797
Structured bank bonds | Financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Issues	518	983
Redemptions	(2,380)	(2,914)
Parent | Marketable debt securities | Financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Redemptions	(2,380)	(2,914)
Parent | Structured bank bonds | Financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Issues	$ 518	$ 983